Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended
Jul. 31, 2023 USD ($)
Accounting Policies [Abstract]
Realized foreign currency transaction losses	$ 0
Unrealized foreign currency transaction losses	394
Foreign currency losses	$ 394
Percentage of tax benefit to be realized for recognition in the income statement	50.00%
Unrecognized tax benefits interest on income taxes accrued	$ 0
Unrecognized tax benefits income tax penalties accrued	$ 0